Intangible Assets (Details) - Schedule of Intangible Assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Intangible Assets:
Gross balance	$ 395,137	$ 336,257
Accumulated amortization	(224,523)	(196,227)
Net balance	$ 170,614	$ 140,030
Goodwill [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 16,714	$ 16,714
Accumulated amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 56,249	$ 56,249
Accumulated amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Other Intangible Assets:
Useful life	6 years	6 years
Average remaining amortization period	5 years	5 years
Gross balance	$ 322,174	$ 263,294
Accumulated amortization	(184,970)	(156,674)
Net balance	$ 137,204	$ 106,620